Goldman Sachs Buffered S&P 500 Fund - Jan-Jul Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inst [Member] | Goldman Sachs Buffered S&P 500 Fund - Jan-Jul | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	14.43%	15.15%	14.76%